NOTE 4 - NOTES PAYABLE (Details Narrative) - USD ($)	2 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Promissory notes	$ 140,000	$ 290,000	$ 135,000	$ 275,000
Promissory note in lieu of payment to consultant of the Company			$ 25,000	$ 50,000
Promissory note - annual interest		60.00%	60.00%	60.00%
Net proceeds from settlements		$ 2,000,000	$ 2,000,000	$ 2,000,000
Holder of promissory note shall receive payment of		$ 500,000	$ 500,000	$ 500,000
Holder shall receive a preferred return		20.00%	20.00%	20.00%
Senior secured convertible notes				$ 2,400,000
Aggregated note with Series A and B common stock				1,950,000
Aggregated note with Series C common stock				$ 450,000